Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2018	2017

Cost:
Laboratory equipment	$797	$533
Computers	86	80
Office furniture & equipment	58	55
Leasehold improvements	228	126
	1,169	794

	December 31,
	2018	2017

Accumulated depreciation:
Laboratory equipment	331	266
Computers	62	51
Office furniture & equipment	13	10
Leasehold improvements	78	79
	484	406
Depreciated cost	$685	$388